UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tenor Capital Management Co., L.P.
Address: 1180 Avenue of the Americas
         Suite 1940
         New York, NY  10036

13F File Number:  28-11620

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Starr
Title:     Partner
Phone:     (212) 918-5302

Signature, Place, and Date of Signing:

     /s/  Matthew Starr     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $112,777 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORP COM       COM              060505104       13      900 SH       SOLE                      900        0        0
ADVANCED MEDICAL OPTICS INC    NOTE 2.500% 7/1  00763MAG3        8    10000 PRN      SOLE                    10000        0        0
ALLIANT TECHSYSTEMS INC        NOTE 3.000% 8/1  018804AK0     6325  5500000 PRN      SOLE                  5500000        0        0
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115    16286  1916000 SH       SOLE                  1916000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1457   103500 SH  PUT  SOLE                   103500        0        0
CADENCE DESIGN SYSTEM INC      NOTE 1.375%12/1  127387AD0       92   150000 PRN      SOLE                   150000        0        0
CELL THERAPEUTICS INC          NOTE 4.000% 7/0  150934AF4       90  1000000 PRN      SOLE                  1000000        0        0
CENTRAL EUROPEAN DIST CORP     NOTE 3.000% 3/1  153435aa0     4394  8607000 PRN      SOLE                  8607000        0        0
CEPHALON INC                   NOTE 6/1         156708al3     6838  5000000 PRN      SOLE                  5000000        0        0
CHARTER COMMUNICATIONS INC D   NOTE 6.500%10/0  16117MAF4       16  1000000 PRN      SOLE                  1000000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8     2415  5000000 PRN      SOLE                  5000000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104      343    16954 PRN      SOLE                    16954        0        0
CHIQUITA BRANDS INTL INC       NOTE 4.250% 8/1  170032at3     2346  3000000 PRN      SOLE                  3000000        0        0
CITADEL BROADCASTING CORP      COM              17285T106        9    57192 SH       SOLE                    57192        0        0
COEUR D ALENE MINES CORP IDA   NOTE 1.250% 1/1  192108AQ1     1806  6000000 PRN      SOLE                  6000000        0        0
EVERGREEN SOLAR INC            NOTE 4.000% 7/1  30033RAC2     2719  8500000 PRN      SOLE                  8500000        0        0
GENCORP INC                    NOTE 4.000% 1/1  368682aj9     7561 12790000 PRN      SOLE                 12790000        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691     5124   621110 PRN      SOLE                   621110        0        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1      347  1000000 PRN      SOLE                  1000000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107     1184    90216 SH       SOLE                    90216        0        0
LECROY CORP                    NOTE 4.000%10/1  52324wab5     3656  6700000 PRN      SOLE                  6700000        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46     3235  3000000 PRN      SOLE                  3000000        0        0
MOLSON COORS BREWING CO        CL B             60871R209     2192    44800 SH       SOLE                    44800        0        0
NCI BUILDING SYS INC           NOTE 2.125%11/1  628852AG0     2045  2825000 PRN      SOLE                  2825000        0        0
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1     1527  2500000 PRN      SOLE                  2500000        0        0
OMNICOM GROUP INC              NOTE 2/0         681919ak2    29803 30000000 PRN      SOLE                 30000000        0        0
OSCIENT PHARMACEUTICALS CORP   NOTE 3.500% 4/1  68812RAC9      311  3000000 PRN      SOLE                  3000000        0        0
SIRIUS XM RADIO INC            COM              82967N108       27   226234 SH       SOLE                   226234        0        0
SIX FLAGS INC                  NOTE 4.500% 5/1  83001paj8       67   664000 PRN      SOLE                   664000        0        0
TRANS-INDIA ACQUISITION CORP   *W EXP 02/08/201 893237115      122   150000 W        SOLE                   150000        0        0
TRANS-INDIA ACQUISITION CORP   COM              893237107     6901   896200 SH       SOLE                   896200        0        0
WEBMD CORP                     NOTE 1.750% 6/1  94769MAE5     3518  4000000 PRN      SOLE                  4000000        0        0